Income tax and tax loss carryforwards	12 Months Ended
Dec. 31, 2023
Income tax and tax loss carryforwards [Abstract]
Income tax and tax loss carryforwards
20	Income tax and tax loss carryforwards

Income Tax

Results for the year

Grupo TMM and Subsidiaries incurred on combined tax losses for the years ended December 2023 and 2022, in the amounts of $156,078 and $129,041, respectively. Most of the companies that generated tax income for an amount of $130,301 amortized them with tax losses from prior years for an amount of $115,461. Income tax recognized in profit or loss corresponds to subsidiaries that generated taxable income of $14,840, $10,573 and $23,383, for 2023, 2022 and 2021, respectively.

The difference between taxable income and book income is due primarily to the net effect of the gain or loss on inflation recognized for tax purposes, the difference between tax and book amortization and depreciation, non-deductible expenses, as well as certain temporary differences reported in different periods for financial and tax purposes.

In accordance with the currently enacted Income Tax Law, the rate for 2021, 2022, 2023, and subsequent years is 30%.

The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
Income tax	$(4,452)	$(3,172)	$(7,015)
Deferred income tax	24,652	32,763	28,158
Total income tax benefit	$20,200	$29,591	$21,143

The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
Loss before taxes	$(4,742)	$(28,688)	$(269,197)
Income tax	1,423	8,606	80,759

Increase (decrease) from:
Difference in depreciation and amortization	(20,110)	(46,472)	135,332
Revaluation surplus	(12,639)	(18,051)	(88,112)
Materials and supplies	11,483	3,418	13
Inflationary and currency exchange effects on monetary assets and liabilities, net	(4,562)	15,663	(11,643)
Tax losses amortization	115,461	265,090	60,032
Provisions and allowance for doubtful accounts	(53,185)	(165,542)	(97,628)
Difference between the tax and book value for the sale of assets	-	(7,277)	(35,950)
Difference between the tax and book value for the sale of shares of subsidiaries	(4,931)	-	-
Non-deductible expenses	(12,740)	(25,844)	(21,660)
Income tax benefit	$20,200	$29,591	$21,143

The components of deferred tax liability at December 31, 2023 and 2022, are comprised as follows:

	2023	2022
Tax loss carryforwards	$372,390	$385,936
Inventories and provisions – net	73,788	27,374
Property and equipment and right-of-use asset	(578,654)	(567,902)
Total deferred tax liability	$(132,476)	$(154,592)

As of December 31, 2023, the Company’s Management carried out the evaluation of the amount of tax losses that will be recoverable and determined based on projections that the effect of the deferred tax asset determined in the year will be realized at 49.13% based on the information available at the date of issuance of the consolidated financial statements.

Tax loss carryforwards

As of December 31, 2023, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC in accordance with Mexican law.

Year in which the loss was incurred	Amounts	Year of expiration
2014	$134,002	2024
2015	49,872	2025
2016	388,000	2026
2017	143,490	2027
2018	303,391	2028
2019	601,155	2029
2020	471,686	2030
2021	139,790	2031
2022	133,991	2032
2023	161,134	2033
	$2,526,511